Debt - Schedule of debt (Details) £ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($) £ / $	Dec. 31, 2023 GBP (£) £ / $	Jun. 26, 2023 USD ($)	Dec. 31, 2022 USD ($) £ / $	May 25, 2022	Apr. 11, 2022 USD ($)	Apr. 05, 2021 USD ($)	Feb. 12, 2018 USD ($)	Jun. 01, 2017 USD ($)	Apr. 26, 2016 USD ($)
Debt issued
Debt payable	$ 1,534,730			$ 1,252,270
Currently outstanding	$ 1,563,073
Exchange rate | £ / $	1.2747	1.2747		1.2039
Debt issued, at fair value*	$ 1,545,991			$ 1,147,083
6.500% Bonds due 2022 | Burford Capital Plc
Debt issued
Interest rate					6.50%
6.125% Bonds due 2024
Debt issued
Interest rate	6.125%	6.125%		6.125%
6.125% Bonds due 2024 | Burford Capital Plc
Debt issued
Principal amount										$ 144,020
Debt payable				$ 119,993
Interest rate	6.125%	6.125%		6.125%
Debt issued, at fair value*				$ 116,381
6.125% Bonds due 2025
Debt issued
Interest rate	6.125%	6.125%		6.125%
6.125% Bonds due 2025 | Burford Capital Finance Llc
Debt issued
Principal amount								$ 180,000
Debt payable	$ 179,432			$ 179,080
Interest rate	6.125%	6.125%		6.125%
Currently outstanding	$ 180,000	£ 180,000
Debt issued, at fair value*	$ 175,797			$ 164,594
5.000% Bonds due 2026
Debt issued
Interest rate	5.00%	5.00%
5.000% Bonds due 2026 | Burford Capital Plc
Debt issued
Principal amount									$ 225,803
Debt payable	$ 222,117			$ 209,466
Interest rate	5.00%	5.00%		5.00%
Currently outstanding	$ 223,073	£ 175,000
Debt issued, at fair value*	$ 209,048			$ 186,186
6.250% Senior Notes due 2028
Debt issued
Interest rate	6.25%	6.25%		6.25%
6.250% Senior Notes due 2028 | Burford Capital Global Finance LLC
Debt issued
Principal amount							$ 400,000
Debt payable	$ 394,672			$ 393,430
Interest rate	6.25%	6.25%		6.25%
Currently outstanding	$ 400,000	£ 400,000
Debt issued, at fair value*	$ 384,228			$ 358,608
6.875% Senior Notes due 2030
Debt issued
Interest rate	6.875%	6.875%		6.875%
6.875% Senior Notes due 2030 | Burford Capital Global Finance LLC
Debt issued
Principal amount						$ 360,000
Debt payable	$ 351,631			$ 350,301
Interest rate	6.875%	6.875%		6.875%		6.875%
Currently outstanding	$ 360,000	£ 360,000
Debt issued, at fair value*	$ 352,350			$ 321,314
9.250% Senior Notes due 2031
Debt issued
Interest rate	9.25%	9.25%		9.25%
9.250% Senior Notes due 2031 | Burford Capital Global Finance LLC
Debt issued
Principal amount			$ 400,000			$ 400,000
Debt payable	$ 386,878
Interest rate	9.25%	9.25%	9.25%	9.25%
Currently outstanding	$ 400,000	£ 400,000
Debt issued, at fair value*	$ 424,568